Cover Page	Oct. 30, 2019
Cover page.
Document Type	8-K/A
Document Period End Date	Oct. 30, 2019
Entity File Number	001-38265
Entity Registrant Name	nVent Electric plc
Entity Incorporation, State or Country Code	L2
Entity Tax Identification Number	98-1391970
Entity Address, Address Line One	The Mille, 1000 Great West Road, 8th Floor (East)
Entity Address, City or Town	London
Entity Address, Postal Zip Code	TW8 9DW
Entity Address, Country	GB
Country Region	44
City Area Code	20
Local Phone Number	3966-0279
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, nominal value $0.01 per share
Trading Symbol	NVT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001720635
Amendment Flag	true
Amendment Description	This Form 8-K/A amends the Current Report on Form 8-K (“Original Form 8-K”) filed by nVent Electric plc on October 30, 2019 to be formatted as Inline XBRL (Inline Extensible Business Reporting Language). All other information in the Original Form 8-K remains unchanged.